(Write-down) and Gain on Sale of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down and (gain) on sale of vessels (note 14)	$ 178,795	$ 1,500	$ 207,291	$ 1,500
Proceeds from sale of vessels and equipment (note 14)	10,410			$ 0
Partnership's interest owned in subsidiaries (as a percent)			50.00%
Fpso Segment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down and (gain) on sale of vessels (note 14)	180,200		$ (180,200)
Navion Britannia [Member] | Shuttle tanker segment
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down and (gain) on sale of vessels (note 14)	$ (2,600)		(2,600)
Proceeds from sale of vessels and equipment (note 14)			10,400
Nordic spirit and Stena spirit [Member] | Affiliated Entity
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets			14,800
Nordic spirit and Stena spirit [Member] | Shuttle tanker segment
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of assets			$ 29,700